TAXATION - Income tax expense (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
Current income tax expense	¥ 607		¥ 848	¥ 1,918
Deferred income tax benefits	(337)	$ (53)	(493)	(176)
Income tax expense	¥ 270	$ 42	¥ 355	¥ 1,742